Related Party Transactions - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Transactions involving key management personnel	$ 0